Offerings - Offering: 1	Aug. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	33.66
Maximum Aggregate Offering Price	$ 33,660,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,648.45
Offering Note	This registration statement on Form S-3D registers the issuance of 1,000,000 shares of common stock, par value $1.00 per share, of Carter Bankshares, Inc., which are issuable pursuant to the Carter Bankshares, Inc. Dividend Reinvestment and Stock Purchase Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares of common stock being registered hereunder includes such indeterminate number of additional shares of common stock as may become issuable as a result of any stock dividend, split, combination or similar transaction. The proposed maximum offering price per share and the maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices for our common stock on August 7, 2026 (rounded up to the nearest cent), as reported by the NASDAQ Global Select Market.